Shareholders' Equity (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€) shares
Shareholders Equity
Beginning Balance, Shares | shares	12,054,217
Beginning Balance, Amount | €	€ 1
Exercise of warrants, Shares | shares	1,059,506
Exercise of warrants, Amount | €	€ 1
Issue of shares - Equity incentive plan | shares	10,000
[custom:IssueOfSharesEquityIncentivePlanAmount] | €
Closing balance, Shares | shares	13,123,723
Closing balance, Amount | €	€ 2